Share capital, stock options and other stock-based plans - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio	0.1
Compensation expense | $	$ 407	$ 1,357	$ 2,630
Granted (in shares) | shares	427,691	224,050	435,128
Stock-based compensation settled in shares | $	$ 484	$ 1,066	$ 1,727
Stock-based compensation settled in cash | $	$ (77)	$ 291	$ 903
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	427,691	224,050	435,128
Compensation cost not yet recognized | $	$ 719
Compensation cost not yet recognized, period for recognition (in years)	1 year 6 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	0	104,215	147,557
Vesting period (in years)	3 years
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on exercise of share units (in shares) | shares	92,279	108,432	44,186